Summarized Financial Data - Chevron U.S.A. Inc. - Summary of Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Statements Captions [Line Items]
Current assets	$ 41,128	$ 50,343
Current liabilities	32,258	34,208
Total CUSA net equity	161,929	160,242	$ 139,940	$ 132,726
Chevron U.S.A. Inc.
Subsidiary Statements Captions [Line Items]
Current assets	19,489	18,704
Other assets	54,460	50,153
Current liabilities	20,624	22,452
Other liabilities	22,227	19,274
Total CUSA net equity	31,098	27,131
Memo: Total debt	$ 9,740	$ 10,800